CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019
CONSOLIDATED BALANCE SHEETS
Allowance	$ 513	$ 200
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	50,000,000	0
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	500,000,000	132,000,000
Common stock, shares issued	116,463,284	102,843,612
Common stock, shares outstanding	116,463,284	102,843,612